UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2018

Adaptive All Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Stock Market Rally Rolled On

The global stock market rally extended its run amid a backdrop of unusually subdued market volatility. Investors generally responded enthusiastically to robust corporate earnings results, improving and synchronizing global economic growth, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Gains were broad-based, but U.S. growth stocks delivered particularly stellar returns. Outside the U.S., it was a similar story. Solid corporate profits, improving economic growth rates, and continued central bank support fueled gains in the developed markets. Returns for emerging markets equities were even stronger, as rallying commodities markets and a weaker U.S. dollar further bolstered performance.

The backdrop for bonds proved more challenging, as yields headed upward on Federal Reserve (Fed) action and rising inflation expectations. In addition to launching a plan to gradually reduce its $4.5 trillion balance sheet, the Fed raised interest rates once during the reporting period. The December rate hike pushed the federal funds rate target to a range of 1.25%-1.50%. The Fed also indicated it would lift rates three times in 2018. Meanwhile, current inflation remained below the Fed’s target, but longer-term inflation expectations rose as the period progressed. Treasury yields increased, and interest rate-sensitive assets, including longer-maturity U.S. Treasuries, utilities stocks, and U.S. real estate investment trusts (REITs), generally produced more muted returns for the six-month period.

With global growth strengthening, inflationary pressures mounting, and Treasury yields rising, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2018
Top Ten Holdings	% of net assets
Saia, Inc.	2.1%
Meridian Bioscience, Inc.	2.0%
Northwest Bancshares, Inc.	2.0%
Williams Partners LP	1.7%
Neenah, Inc.	1.6%
Orthofix International NV	1.6%
Boeing Co. (The)	1.6%
TransDigm Group, Inc.	1.6%
Ormat Technologies, Inc.	1.5%
Progress Software Corp.	1.5%

Top Five Industries	% of net assets
Thrifts and Mortgage Finance	6.7%
Health Care Equipment and Supplies	6.4%
Equity Real Estate Investment Trusts (REITs)	6.4%
Software	5.7%
IT Services	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	(0.1)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period(1) 8/1/17 - 1/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,131.80	$6.23	1.16%
I Class	$1,000	$1,133.20	$5.16	0.96%
Advisor Class	$1,000	$1,130.30	$7.57	1.41%
R Class	$1,000	$1,129.60	$8.91	1.66%
R5 Class	$1,000	$1,133.50	$5.16	0.96%
R6 Class	$1,000	$1,133.80	$4.36	0.81%
Hypothetical
Investor Class	$1,000	$1,019.36	$5.90	1.16%
I Class	$1,000	$1,020.37	$4.89	0.96%
Advisor Class	$1,000	$1,018.10	$7.17	1.41%
R Class	$1,000	$1,016.84	$8.44	1.66%
R5 Class	$1,000	$1,020.37	$4.89	0.96%
R6 Class	$1,000	$1,021.12	$4.13	0.81%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 3.5%
Aerojet Rocketdyne Holdings, Inc.(1)	11,520	$316,800
Boeing Co. (The)	4,563	1,616,991
TransDigm Group, Inc.	5,087	1,612,121
		3,545,912
Airlines — 1.2%
Delta Air Lines, Inc.	15,940	904,914
JetBlue Airways Corp.(1)	13,918	290,329
		1,195,243
Auto Components — 0.3%
Superior Industries International, Inc.	18,531	312,247
Banks — 2.2%
BCB Bancorp, Inc.	22,921	347,253
CIT Group, Inc.	11,273	571,429
M&T Bank Corp.	5,114	975,649
Macatawa Bank Corp.	18,130	187,827
United Security Bancshares	20,184	223,033
		2,305,191
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A(1)	3,629	688,966
Biotechnology — 2.5%
Amgen, Inc.	1,981	368,565
Asterias Biotherapeutics, Inc.(1)	4,217	8,856
BioSpecifics Technologies Corp.(1)	11,220	480,440
Bluebird Bio, Inc.(1)	457	93,639
Curis, Inc.(1)	12,996	8,020
Dynavax Technologies Corp.(1)	33,309	536,275
Gilead Sciences, Inc.	10,066	843,531
Matinas BioPharma Holdings, Inc.(1)	124,445	121,969
Versartis, Inc.(1)	42,442	84,884
		2,546,179
Building Products — 0.7%
Simpson Manufacturing Co., Inc.	12,465	732,194
Capital Markets — 3.9%
AllianceBernstein Holding LP	26,349	719,328
Evercore, Inc., Class A	10,300	1,035,665
Janus Henderson Group plc	36,841	1,450,798
Waddell & Reed Financial, Inc., Class A	32,448	746,304
		3,952,095
Chemicals — 2.0%
AgroFresh Solutions, Inc.(1)	80,262	605,175
Praxair, Inc.	2,090	337,514
Sensient Technologies Corp.	14,529	1,043,909
Tronox Ltd., Class A	5,739	112,657
		2,099,255

	Shares	Value
Communications Equipment — 1.7%
Cisco Systems, Inc.	14,842	$616,537
Plantronics, Inc.	19,299	1,138,448
		1,754,985
Consumer Finance — 1.8%
EZCORP, Inc., Class A(1)	81,460	961,228
Synchrony Financial	22,906	908,910
		1,870,138
Distributors — 1.0%
Genuine Parts Co.	10,238	1,065,469
Diversified Consumer Services — 1.0%
Carriage Services, Inc.	37,705	1,004,084
Diversified Telecommunication Services — 0.9%
Zayo Group Holdings, Inc.(1)	24,102	884,543
Electric Utilities — 2.2%
Avangrid, Inc.	25,966	1,265,063
NextEra Energy, Inc.	6,042	957,174
		2,222,237
Electronic Equipment, Instruments and Components — 1.8%
Daktronics, Inc.	79,781	738,772
Plexus Corp.(1)	17,943	1,072,094
		1,810,866
Energy Equipment and Services — 0.3%
RPC, Inc.	12,757	257,691
Equity Real Estate Investment Trusts (REITs) — 6.4%
Agree Realty Corp.	6,936	333,899
Armada Hoffler Properties, Inc.	44,460	639,779
Ashford Hospitality Prime, Inc.	49,729	448,556
Ashford Hospitality Trust, Inc.	106,235	684,153
CubeSmart	15,303	421,292
Easterly Government Properties, Inc.	29,490	614,277
Gladstone Commercial Corp.	20,820	395,580
InfraREIT, Inc.(1)	69,381	1,316,851
MedEquities Realty Trust, Inc.	60,971	665,803
Sunstone Hotel Investors, Inc.	25,934	436,988
VEREIT, Inc.	87,084	627,005
		6,584,183
Food and Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc.	8,788	661,385
Food Products — 2.0%
Blue Buffalo Pet Products, Inc.(1)	15,380	522,612
Calavo Growers, Inc.	17,154	1,492,398
		2,015,010
Health Care Equipment and Supplies — 6.4%
Abbott Laboratories	15,787	981,320
Anika Therapeutics, Inc.(1)	4,971	331,665
LeMaitre Vascular, Inc.	22,733	791,108
Meridian Bioscience, Inc.	133,234	2,085,112
Orthofix International NV(1)	28,911	1,660,648
Varian Medical Systems, Inc.(1)	5,890	750,975
		6,600,828

	Shares	Value
Health Care Providers and Services — 3.2%
Aetna, Inc.	3,503	$654,430
Express Scripts Holding Co.(1)	3,275	259,315
HCA Healthcare, Inc.(1)	9,976	1,009,172
Magellan Health, Inc.(1)	6,264	623,894
RadNet, Inc.(1)	21,404	217,251
Triple-S Management Corp., Class B(1)	21,309	489,681
		3,253,743
Hotels, Restaurants and Leisure — 4.5%
Denny's Corp.(1)	91,187	1,366,893
Red Robin Gourmet Burgers, Inc.(1)	9,162	482,379
Royal Caribbean Cruises Ltd.	5,369	717,030
Ruth's Hospitality Group, Inc.	23,997	568,729
Sonic Corp.	28,102	726,156
Wingstop, Inc.	14,459	699,237
		4,560,424
Household Durables — 0.7%
Toll Brothers, Inc.	3,360	156,509
TRI Pointe Group, Inc.(1)	34,520	563,021
		719,530
Household Products — 1.1%
WD-40 Co.	9,320	1,153,350
Independent Power and Renewable Electricity Producers — 1.5%
Ormat Technologies, Inc.	22,166	1,553,393
Insurance — 0.8%
Old Republic International Corp.	38,651	830,610
Internet Software and Services — 3.4%
CommerceHub, Inc., Series C(1)	34,479	665,100
Etsy, Inc.(1)	17,904	335,879
NIC, Inc.	31,408	521,373
Web.com Group, Inc.(1)	51,000	1,185,750
Yelp, Inc., Class A(1)	17,334	759,576
		3,467,678
IT Services — 4.6%
Convergys Corp.	64,964	1,511,712
EPAM Systems, Inc.(1)	7,332	861,363
Fiserv, Inc.(1)	5,494	773,775
International Business Machines Corp.	3,332	545,449
Western Union Co. (The)	50,549	1,050,914
		4,743,213
Leisure Products — 0.7%
Sturm Ruger & Co., Inc.	12,864	681,149
Life Sciences Tools and Services — 1.8%
Enzo Biochem, Inc.(1)	47,681	350,932
Waters Corp.(1)	6,907	1,489,218
		1,840,150
Machinery — 0.7%
Pentair plc	10,328	738,452
Marine — 0.4%
Costamare, Inc.	55,679	363,027

	Shares	Value
Media — 3.2%
Hemisphere Media Group, Inc.(1)	31,261	$334,492
Interpublic Group of Cos., Inc. (The)	28,618	626,448
MDC Partners, Inc., Class A(1)	162,302	1,460,718
Omnicom Group, Inc.	7,375	565,294
Walt Disney Co. (The)	3,064	332,965
		3,319,917
Oil, Gas and Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	4,217	253,231
Laredo Petroleum, Inc.(1)	19,058	185,434
Marathon Petroleum Corp.	21,520	1,490,691
Williams Cos., Inc. (The)	15,644	491,065
Williams Partners LP	40,929	1,714,925
		4,135,346
Paper and Forest Products — 1.6%
Neenah, Inc.	18,567	1,680,314
Pharmaceuticals — 1.5%
Catalent, Inc.(1)	8,648	402,478
Prestige Brands Holdings, Inc.(1)	25,917	1,084,108
		1,486,586
Professional Services — 3.9%
CRA International, Inc.	16,010	743,344
Dun & Bradstreet Corp. (The)	7,797	964,723
Equifax, Inc.	4,728	590,669
Navigant Consulting, Inc.(1)	50,595	1,038,209
TransUnion(1)	11,349	673,677
		4,010,622
Real Estate Management and Development — 0.4%
HFF, Inc., Class A	8,794	432,753
Road and Rail — 2.1%
Saia, Inc.(1)	28,462	2,150,304
Semiconductors and Semiconductor Equipment — 1.8%
AXT, Inc.(1)	41,963	331,507
Power Integrations, Inc.	5,847	436,771
Tower Semiconductor Ltd.(1)	31,974	1,110,777
		1,879,055
Software — 5.7%
American Software, Inc., Class A	44,936	563,048
CA, Inc.	7,843	281,171
Fortinet, Inc.(1)	22,778	1,048,699
Progress Software Corp.	30,543	1,521,958
QAD, Inc., Class A	20,234	872,085
RealPage, Inc.(1)	20,396	1,014,701
VMware, Inc., Class A(1)	4,683	579,709
		5,881,371
Specialty Retail — 0.5%
Williams-Sonoma, Inc.	9,261	474,441
Textiles, Apparel and Luxury Goods — 0.4%
Skechers U.S.A., Inc., Class A(1)	10,750	442,793
Thrifts and Mortgage Finance — 6.7%
Entegra Financial Corp.(1)	7,088	199,882

	Shares	Value
Essent Group Ltd.(1)	23,419	$1,089,452
Hingham Institution for Savings	3,843	832,855
NMI Holdings, Inc., Class A(1)	23,481	430,876
Northwest Bancshares, Inc.	121,450	2,046,433
PHH Corp.(1)	55,997	502,293
Provident Financial Holdings, Inc.	10,854	198,628
Prudential Bancorp, Inc.	13,152	227,661
Walker & Dunlop, Inc.(1)	9,638	447,685
Waterstone Financial, Inc.	52,162	891,970
		6,867,735
Tobacco — 0.5%
Vector Group Ltd.	25,471	542,532
Trading Companies and Distributors — 0.6%
CAI International, Inc.(1)	21,534	608,551
Water Utilities — 0.3%
Global Water Resources, Inc.	29,285	260,637
TOTAL COMMON STOCKS (Cost $90,407,681)		102,186,377
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp.,(collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $215,318),in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $211,433)		211,427
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $184,005),at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $176,003)		176,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	454	454
TOTAL TEMPORARY CASH INVESTMENTS (Cost $387,881)		387,881
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $90,795,562)		102,574,258
OTHER ASSETS AND LIABILITIES — (0.1)%		(63,968)
TOTAL NET ASSETS — 100.0%		$102,510,290

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $90,795,562)	$102,574,258
Receivable for capital shares sold	278,355
Dividends and interest receivable	52,452
102,905,065

Liabilities
Payable for capital shares redeemed	292,724
Accrued management fees	98,902
Distribution and service fees payable	3,149
394,775

Net Assets	$102,510,290

Net Assets Consist of:
Capital (par value and paid-in surplus)	$87,005,618
Distributions in excess of net investment income	(451,989)
Undistributed net realized gain	4,177,965
Net unrealized appreciation	11,778,696
$102,510,290

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$78,154,062	3,610,013	$21.65
I Class, $0.01 Par Value	$13,585,244	623,167	$21.80
Advisor Class, $0.01 Par Value	$3,984,345	185,883	$21.43
R Class, $0.01 Par Value	$5,849,882	276,248	$21.18
R5 Class, $0.01 Par Value	$400,171	18,342	$21.82
R6 Class, $0.01 Par Value	$536,586	24,334	$22.05

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $124)	$899,017
Interest	2,454
901,471

Expenses:
Management fees	571,818
Distribution and service fees:
Advisor Class	4,112
R Class	12,810
Directors' fees and expenses	1,641
Other expenses	2,480
592,861

Net investment income (loss)	308,610

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	9,893,470
Forward foreign currency exchange contract transactions	(20,260)
Foreign currency translation transactions	(19)
9,873,191

Change in net unrealized appreciation (depreciation) on:
Investments	2,451,644
Forward foreign currency exchange contracts	35,397
2,487,041

Net realized and unrealized gain (loss)	12,360,232

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,668,842

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$308,610	$903,091
Net realized gain (loss)	9,873,191	7,270,630
Change in net unrealized appreciation (depreciation)	2,487,041	3,215,608
Net increase (decrease) in net assets resulting from operations	12,668,842	11,389,329

Distributions to Shareholders
From net investment income:
Investor Class	(1,147,713)	(707,284)
I Class	(228,191)	(112,982)
Advisor Class	(39,871)	(61,896)
R Class	(54,299)	(17,887)
R5 Class	(6,046)	—
R6 Class	(7,486)	(28)
From net realized gains:
Investor Class	(4,992,235)	—
I Class	(871,224)	—
Advisor Class	(209,984)	—
R Class	(362,355)	—
R5 Class	(23,885)	—
R6 Class	(26,179)	—
Decrease in net assets from distributions	(7,969,468)	(900,077)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,384,360)	(672,676)

Net increase (decrease) in net assets	3,315,014	9,816,576

Net Assets
Beginning of period	99,195,276	89,378,700
End of period	$102,510,290	$99,195,276

Undistributed (distributions in excess of) net investment income	$(451,989)	$723,007

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2018 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Adaptive All Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers the Investor Class, I Class, Advisor Class, R Class, R5 Class and R6 Class. Sale of the R5 Class and R6 Class commenced on April 10, 2017 and December 1, 2016, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended January 31, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.85% to 1.15%	1.15%
I Class	0.65% to 0.95%	0.95%
Advisor Class	0.85% to 1.15%	1.15%
R Class	0.85% to 1.15%	1.15%
R5 Class	0.65% to 0.95%	0.95%
R6 Class	0.50% to 0.80%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $470,548 and $1,918,634, respectively. The effect of interfund transactions on the Statement of Operations was $506,318 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended January 31, 2018 were $53,801,294 and $62,157,106, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2018		Year ended July 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	463,729	$9,874,231	1,535,888	$29,985,032
Issued in reinvestment of distributions	283,162	5,923,753	35,661	689,679
Redeemed	(902,970)	(19,378,545)	(1,641,743)	(31,984,773)
	(156,079)	(3,580,561)	(70,194)	(1,310,062)
I Class
Sold	80,972	1,760,566	362,329	7,132,416
Issued in reinvestment of distributions	51,160	1,077,429	5,806	112,982
Redeemed	(127,571)	(2,785,794)	(101,964)	(2,052,327)
	4,561	52,201	266,171	5,193,071
Advisor Class
Sold	76,863	1,637,554	73,421	1,405,769
Issued in reinvestment of distributions	12,059	249,855	3,230	61,896
Redeemed	(38,131)	(833,856)	(421,935)	(8,274,626)
	50,791	1,053,553	(345,284)	(6,806,961)
R Class
Sold	83,966	1,769,060	107,690	2,029,664
Issued in reinvestment of distributions	20,344	416,654	943	17,887
Redeemed	(49,287)	(1,021,276)	(42,002)	(795,196)
	55,023	1,164,438	66,631	1,252,355
R5 Class
Sold	19,203	419,737	250	5,000
Issued in reinvestment of distributions	1,420	29,931	—	—
Redeemed	(2,531)	(55,936)	—	—
	18,092	393,732	250	5,000
R6 Class
Sold	5,897	128,595	46,666	993,893
Issued in reinvestment of distributions	1,580	33,665	1	28
Redeemed	(29,810)	(629,983)	—	—
	(22,333)	(467,723)	46,667	993,921
Net increase (decrease)	(49,945)	$(1,384,360)	(35,759)	$(672,676)

(1) April 10, 2017 (commencement of sale) through July 31, 2017 for the R5 Class and December 1, 2016 (commencement of sale) through July 31, 2017 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$102,186,377	—	—
Temporary Cash Investments	454	$387,427	—
	$102,186,831	$387,427	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $875,282.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended January 31, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(20,260) in net realized gain (loss) on forward foreign currency exchange contract transactions and $35,397 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$90,879,847
Gross tax appreciation of investments	$14,566,695
Gross tax depreciation of investments	(2,872,284)
Net tax appreciation (depreciation) of investments	$11,694,411

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Corporate Event

The fund will be renamed Adaptive Small Cap Fund effective May 7, 2018.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$20.72	0.07	2.61	2.68	(0.33)	(1.42)	(1.75)	$21.65	13.18%	1.16%(4)	0.61%(4)	53%	$78,154
2017	$18.55	0.19	2.17	2.36	(0.19)	—	(0.19)	$20.72	12.85%	1.15%	0.97%	105%	$78,040
2016	$18.54	0.18	(0.12)(5)	0.06	(0.05)	—	(0.05)	$18.55	0.36%	1.16%	1.06%	126%	$71,170
2015	$16.35	0.09	2.18	2.27	(0.08)	—	(0.08)	$18.54	13.94%	1.16%	0.48%	193%	$37,463
2014	$14.46	0.09	2.01	2.10	(0.21)	—	(0.21)	$16.35	14.60%	1.15%	0.54%	175%	$21,232
2013	$11.30	0.15	3.20	3.35	(0.19)	—	(0.19)	$14.46	30.01%	1.16%	1.21%	170%	$9,801
I Class
2018(3)	$20.88	0.09	2.62	2.71	(0.37)	(1.42)	(1.79)	$21.80	13.32%	0.96%(4)	0.81%(4)	53%	$13,585
2017	$18.69	0.21	2.21	2.42	(0.23)	—	(0.23)	$20.88	13.03%	0.95%	1.17%	105%	$12,914
2016	$18.68	0.23	(0.13)(5)	0.10	(0.09)	—	(0.09)	$18.69	0.55%	0.96%	1.26%	126%	$6,587
2015	$16.47	0.11	2.22	2.33	(0.12)	—	(0.12)	$18.68	14.19%	0.96%	0.68%	193%	$504
2014	$14.56	0.12	2.03	2.15	(0.24)	—	(0.24)	$16.47	14.86%	0.95%	0.74%	175%	$32
2013	$11.38	0.18	3.21	3.39	(0.21)	—	(0.21)	$14.56	30.23%	0.96%	1.41%	170%	$23

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2018(3)	$20.51	0.03	2.58	2.61	(0.27)	(1.42)	(1.69)	$21.43	13.03%	1.41%(4)	0.36%(4)	53%	$3,984
2017	$18.36	0.16	2.13	2.29	(0.14)	—	(0.14)	$20.51	12.53%	1.40%	0.72%	105%	$2,770
2016	$18.35	0.14	(0.12)(5)	0.02	(0.01)	—	(0.01)	$18.36	0.11%	1.41%	0.81%	126%	$8,819
2015	$16.18	0.05	2.16	2.21	(0.04)	—	(0.04)	$18.35	13.67%	1.41%	0.23%	193%	$3,995
2014	$14.31	0.05	1.99	2.04	(0.17)	—	(0.17)	$16.18	14.32%	1.40%	0.29%	175%	$3,221
2013	$11.19	0.12	3.16	3.28	(0.16)	—	(0.16)	$14.31	29.63%	1.41%	0.96%	170%	$384
R Class
2018(3)	$20.25	0.01	2.55	2.56	(0.21)	(1.42)	(1.63)	$21.18	12.96%	1.66%(4)	0.11%(4)	53%	$5,850
2017	$18.13	0.07	2.14	2.21	(0.09)	—	(0.09)	$20.25	12.23%	1.65%	0.47%	105%	$4,480
2016	$18.16	0.10	(0.13)(5)	(0.03)	—	—	—	$18.13	(0.17)%	1.66%	0.56%	126%	$2,803
2015	$16.01	(0.01)	2.16	2.15	—	—	—	$18.16	13.43%	1.66%	(0.02)%	193%	$655
2014	$14.16	—(6)	1.98	1.98	(0.13)	—	(0.13)	$16.01	14.03%	1.65%	0.04%	175%	$142
2013	$11.07	0.06	3.16	3.22	(0.13)	—	(0.13)	$14.16	29.36%	1.66%	0.71%	170%	$112
R5 Class
2018(3)	$20.88	0.08	2.64	2.72	(0.36)	(1.42)	(1.78)	$21.82	13.35%	0.96%(4)	0.81%(4)	53%	$400
2017(7)	$20.00	0.04	0.84	0.88	—	—	—	$20.88	4.40%	0.95%(4)	0.58%(4)	105%(8)	$5
R6 Class
2018(3)	$21.11	0.13	2.64	2.77	(0.41)	(1.42)	(1.83)	$22.05	13.38%	0.81%(4)	0.96%(4)	53%	$537
2017(9)	$19.04	0.01	2.08	2.09	(0.02)	—	(0.02)	$21.11	11.05%	0.80%(4)	0.07%(4)	105%(8)	$985

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2018 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through July 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2017.

(9)	December 1, 2016 (commencement of sale) through July 31, 2017.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on October 18, 2017, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect four directors to the Board of Directors of American Century Growth Funds, Inc.:

	Affirmative	Withhold
Thomas W. Bunn	$91,289,412	$1,678,991
Barry Fink	$91,251,000	$1,717,403
Jan M. Lewis	$91,297,912	$1,670,491
Stephen E. Yates	$91,202,473	$1,765,930
The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Andrea C. Hall, James A. Olson, M. Jeannine Strandjord, and John R. Whitten.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91637 1803

Semiannual Report

January 31, 2018

Focused Dynamic Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Stock Market Rally Rolled On

The global stock market rally extended its run amid a backdrop of unusually subdued market volatility. Investors generally responded enthusiastically to robust corporate earnings results, improving and synchronizing global economic growth, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Gains were broad-based, but U.S. growth stocks delivered particularly stellar returns. Outside the U.S., it was a similar story. Solid corporate profits, improving economic growth rates, and continued central bank support fueled gains in the developed markets. Returns for emerging markets equities were even stronger, as rallying commodities markets and a weaker U.S. dollar further bolstered performance.

The backdrop for bonds proved more challenging, as yields headed upward on Federal Reserve (Fed) action and rising inflation expectations. In addition to launching a plan to gradually reduce its $4.5 trillion balance sheet, the Fed raised interest rates once during the reporting period. The December rate hike pushed the federal funds rate target to a range of 1.25%-1.50%. The Fed also indicated it would lift rates three times in 2018. Meanwhile, current inflation remained below the Fed’s target, but longer-term inflation expectations rose as the period progressed. Treasury yields increased, and interest rate-sensitive assets, including longer-maturity U.S. Treasuries, utilities stocks, and U.S. real estate investment trusts (REITs), generally produced more muted returns for the six-month period.

With global growth strengthening, inflationary pressures mounting, and Treasury yields rising, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2018
Top Ten Holdings	% of net assets
Alphabet, Inc., Class C	4.8%
Square, Inc., Class A	4.8%
Facebook, Inc., Class A	4.5%
Amazon.com, Inc.	3.7%
Okta, Inc.	3.6%
Boston Beer Co., Inc. (The), Class A	3.5%
NIKE, Inc., Class B	3.5%
Tableau Software, Inc., Class A	3.4%
Tesla, Inc.	3.3%
Intercontinental Exchange, Inc.	3.2%

Top Five Industries	% of net assets
Internet Software and Services	16.3%
Biotechnology	11.7%
Machinery	11.2%
IT Services	9.2%
Software	8.6%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.9%
Foreign Common Stocks*	6.6%
Total Common Stocks	97.5%
Temporary Cash Investments	3.4%
Other Assets and Liabilities	(0.9)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period(1) 8/1/17 - 1/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,202.70	$5.72	1.03%
I Class	$1,000	$1,203.40	$4.61	0.83%
Advisor Class	$1,000	$1,201.00	$7.10	1.28%
R Class	$1,000	$1,199.40	$8.48	1.53%
R6 Class	$1,000	$1,205.30	$3.78	0.68%
Hypothetical
Investor Class	$1,000	$1,020.01	$5.24	1.03%
I Class	$1,000	$1,021.02	$4.23	0.83%
Advisor Class	$1,000	$1,018.75	$6.51	1.28%
R Class	$1,000	$1,017.49	$7.78	1.53%
R6 Class	$1,000	$1,021.78	$3.47	0.68%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

JANUARY 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.5%
Automobiles — 3.3%
Tesla, Inc.(1)	3,385	$1,199,339
Beverages — 3.5%
Boston Beer Co., Inc. (The), Class A(1)	6,644	1,261,363
Biotechnology — 11.7%
Biogen, Inc.(1)	2,162	751,965
Celgene Corp.(1)	5,480	554,357
Ionis Pharmaceuticals, Inc.(1)	14,516	762,380
Regeneron Pharmaceuticals, Inc.(1)	2,417	886,193
Spark Therapeutics, Inc.(1)	13,263	743,391
Vertex Pharmaceuticals, Inc.(1)	3,279	547,167
		4,245,453
Capital Markets — 3.3%
Intercontinental Exchange, Inc.	15,922	1,175,681
Chemicals — 1.8%
Ecolab, Inc.	4,792	659,763
Electronic Equipment, Instruments and Components — 2.1%
Cognex Corp.	12,420	774,635
Health Care Equipment and Supplies — 2.2%
Intuitive Surgical, Inc.(1)	1,872	808,086
Hotels, Restaurants and Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)	2,745	891,466
Internet and Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	924	1,340,622
Netflix, Inc.(1)	3,960	1,070,388
		2,411,010
Internet Software and Services — 16.3%
Alphabet, Inc., Class C(1)	1,485	1,737,361
Baidu, Inc. ADR(1)	2,605	643,227
Facebook, Inc., Class A(1)	8,804	1,645,379
Okta, Inc.(1)	43,658	1,285,728
Tencent Holdings Ltd.	10,200	604,491
		5,916,186
IT Services — 9.2%
MasterCard, Inc., Class A	5,534	935,246
Square, Inc., Class A(1)	36,917	1,731,777
Visa, Inc., Class A	5,313	660,034
		3,327,057
Machinery — 11.2%
FANUC Corp.	4,100	1,106,966
Middleby Corp. (The)(1)	8,346	1,137,226
WABCO Holdings, Inc.(1)	4,884	754,041
Wabtec Corp.	12,915	1,046,632
		4,044,865
Oil, Gas and Consumable Fuels — 2.1%
Concho Resources, Inc.(1)	4,852	763,899

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	Shares	Value
Personal Products — 2.1%
Estee Lauder Cos., Inc. (The), Class A	5,555	$749,703
Professional Services — 2.1%
Verisk Analytics, Inc.(1)	7,464	746,773
Software — 8.6%
salesforce.com, Inc.(1)	10,099	1,150,377
Splunk, Inc.(1)	7,964	735,635
Tableau Software, Inc., Class A(1)	15,928	1,223,430
		3,109,442
Specialty Retail — 3.2%
Ross Stores, Inc.	14,269	1,175,623
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.	4,607	771,350
Textiles, Apparel and Luxury Goods — 3.5%
NIKE, Inc., Class B	18,438	1,257,840
TOTAL COMMON STOCKS (Cost $26,968,798)		35,289,534
TEMPORARY CASH INVESTMENTS — 3.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $692,054), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $679,567)		679,547
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $581,067), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $566,008)		566,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,140	1,140
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,246,687)		1,246,687
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $28,215,485)		36,536,221
OTHER ASSETS AND LIABILITIES — (0.9)%		(333,824)
TOTAL NET ASSETS — 100.0%		$36,202,397

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JANUARY 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $28,215,485)	$36,536,221
Receivable for capital shares sold	192,151
Dividends and interest receivable	1,860
36,730,232

Liabilities
Payable for investments purchased	472,897
Payable for capital shares redeemed	26,190
Accrued management fees	28,567
Distribution and service fees payable	181
527,835

Net Assets	$36,202,397

Net Assets Consist of:
Capital (par value and paid-in surplus)	$32,525,122
Accumulated net investment loss	(151,753)
Accumulated net realized loss	(4,491,708)
Net unrealized appreciation	8,320,736
$36,202,397

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$34,871,892	1,443,903	$24.15
I Class, $0.01 Par Value	$575,122	23,703	$24.26
Advisor Class, $0.01 Par Value	$496,796	20,734	$23.96
R Class, $0.01 Par Value	$221,457	9,321	$23.76
R6 Class, $0.01 Par Value	$37,130	1,510	$24.59

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $965)	$45,186
Interest	2,981
48,167

Expenses:
Management fees	148,258
Distribution and service fees:
Advisor Class	501
R Class	374
Directors' fees and expenses	409
Other expenses	621
150,163
Fees waived(1)	(10,813)
139,350

Net investment income (loss)	(91,183)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	306,988
Foreign currency translation transactions	(780)
306,208

Change in net unrealized appreciation (depreciation) on:
Investments	4,897,596
Translation of assets and liabilities in foreign currencies	(67)
4,897,529

Net realized and unrealized gain (loss)	5,203,737

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,112,554

(1)	Amount consists of $10,433, $147, $160, $60 and $13 for Investor Class, I Class, Advisor Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$(91,183)	$(87,133)
Net realized gain (loss)	306,208	(157,207)
Change in net unrealized appreciation (depreciation)	4,897,529	2,823,938
Net increase (decrease) in net assets resulting from operations	5,112,554	2,579,598

Distributions to Shareholders
From net investment income:
Investor Class	—	(110,059)
I Class	—	(262)
Advisor Class	—	(3,520)
R Class	—	(150)
R6 Class	—	(31)
Decrease in net assets from distributions	—	(114,022)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,489,348	9,131,862

Net increase (decrease) in net assets	14,601,902	11,597,438

Net Assets
Beginning of period	21,600,495	10,003,057
End of period	$36,202,397	$21,600,495

Accumulated net investment loss	$(151,753)	$(60,570)

 See Notes to Financial Statements.

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Notes to Financial Statements

JANUARY 31, 2018 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Dynamic Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers the Investor Class, I Class, Advisor Class, R Class and R6 Class. Sale of the R6 Class commenced on December 1, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended January 31, 2018, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2018, and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2018, are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.80% to 1.10%	1.10%	1.02%
I Class	0.60% to 0.90%	0.90%	0.82%
Advisor Class	0.80% to 1.10%	1.10%	1.02%
R Class	0.80% to 1.10%	1.10%	1.02%
R6 Class	0.45% to 0.75%	0.75%	0.67%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended January 31, 2018 were $9,632,527 and $542,756, respectively.

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5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2018		Year ended July 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	568,351	$12,631,960	731,261	$13,488,885
Issued in reinvestment of distributions	—	—	6,349	106,341
Redeemed	(168,936)	(3,666,297)	(231,470)	(4,134,952)
	399,415	8,965,663	506,140	9,460,274
I Class
Sold	23,451	510,249	5,467	106,072
Issued in reinvestment of distributions	—	—	16	262
Redeemed	(6,410)	(140,958)	(761)	(12,883)
	17,041	369,291	4,722	93,451
Advisor Class
Sold	2,548	59,668	4,672	79,756
Issued in reinvestment of distributions	—	—	211	3,520
Redeemed	(9)	(194)	(13,308)	(239,051)
	2,539	59,474	(8,425)	(155,775)
R Class
Sold	5,049	109,163	5,386	97,928
Issued in reinvestment of distributions	—	—	9	150
Redeemed	(672)	(14,243)	(22,736)	(389,197)
	4,377	94,920	(17,341)	(291,119)
R6 Class
Sold	—	—	1,508	25,000
Issued in reinvestment of distributions	—	—	2	31
	—	—	1,510	25,031
Net increase (decrease)	423,372	$9,489,348	486,606	$9,131,862

(1) December 1, 2016 (commencement of sale) through July 31, 2017 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$33,578,077	$1,711,457	—
Temporary Cash Investments	1,140	1,245,547	—
	$33,579,217	$2,957,004	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$28,224,267
Gross tax appreciation of investments	$8,653,101
Gross tax depreciation of investments	(341,147)
Net tax appreciation (depreciation) of investments	$8,311,954

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2017, the fund had accumulated short-term capital losses of $(4,789,135), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of July 31, 2017, the fund had late-year ordinary loss deferrals of $(60,312), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$20.08	(0.07)	4.14	4.07	—	$24.15	20.27%	1.03%(4)	1.11%(4)	(0.67)%(4)	(0.75)%(4)	2%	$34,872
2017	$16.99	(0.12)	3.40	3.28	(0.19)	$20.08	19.52%	1.02%	1.10%	(0.65)%	(0.73)%	21%	$20,975
2016	$17.04	0.18	(0.02)	0.16	(0.21)	$16.99	1.03%	1.10%	1.11%	1.11%	1.10%	250%	$9,147
2015	$16.06	0.13	1.07	1.20	(0.22)	$17.04	7.55%	1.11%	1.11%	0.76%	0.76%	216%	$12,309
2014	$13.61	0.22	2.37	2.59	(0.14)	$16.06	19.16%	1.10%	1.10%	1.46%	1.46%	228%	$14,829
2013	$11.11	0.17	2.62	2.79	(0.29)	$13.61	25.74%	1.11%	1.11%	1.39%	1.39%	253%	$9,897
I Class
2018(3)	$20.16	(0.06)	4.16	4.10	—	$24.26	20.34%	0.83%(4)	0.91%(4)	(0.47)%(4)	(0.55)%(4)	2%	$575
2017	$17.05	(0.09)	3.42	3.33	(0.22)	$20.16	19.80%	0.82%	0.90%	(0.45)%	(0.53)%	21%	$134
2016	$17.10	0.20	(0.01)	0.19	(0.24)	$17.05	1.23%	0.90%	0.91%	1.31%	1.30%	250%	$33
2015	$16.12	0.17	1.06	1.23	(0.25)	$17.10	7.74%	0.91%	0.91%	0.96%	0.96%	216%	$33
2014	$13.67	0.25	2.37	2.62	(0.17)	$16.12	19.32%	0.90%	0.90%	1.66%	1.66%	228%	$18
2013	$11.14	0.19	2.65	2.84	(0.31)	$13.67	26.19%	0.91%	0.91%	1.59%	1.59%	253%	$15

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2018(3)	$19.95	(0.10)	4.11	4.01	—	$23.96	20.10%	1.28%(4)	1.36%(4)	(0.92)%(4)	(1.00)%(4)	2%	$497
2017	$16.88	(0.16)	3.38	3.22	(0.15)	$19.95	19.22%	1.27%	1.35%	(0.90)%	(0.98)%	21%	$363
2016	$16.92	0.13	—(5)	0.13	(0.17)	$16.88	0.85%	1.35%	1.36%	0.86%	0.85%	250%	$449
2015	$15.95	0.09	1.06	1.15	(0.18)	$16.92	7.26%	1.36%	1.36%	0.51%	0.51%	216%	$602
2014	$13.53	0.16	2.37	2.53	(0.11)	$15.95	18.75%	1.35%	1.35%	1.21%	1.21%	228%	$664
2013	$11.03	0.14	2.62	2.76	(0.26)	$13.53	25.62%	1.36%	1.36%	1.14%	1.14%	253%	$191
R Class
2018(3)	$19.81	(0.13)	4.08	3.95	—	$23.76	19.94%	1.53%(4)	1.61%(4)	(1.17)%(4)	(1.25)%(4)	2%	$221
2017	$16.76	(0.18)	3.33	3.15	(0.10)	$19.81	18.94%	1.52%	1.60%	(1.15)%	(1.23)%	21%	$98
2016	$16.81	0.09	(0.01)	0.08	(0.13)	$16.76	0.54%	1.60%	1.61%	0.61%	0.60%	250%	$374
2015	$15.84	0.04	1.07	1.11	(0.14)	$16.81	7.04%	1.61%	1.61%	0.26%	0.26%	216%	$510
2014	$13.43	0.06	2.42	2.48	(0.07)	$15.84	18.51%	1.60%	1.60%	0.96%	0.96%	228%	$423
2013	$10.96	0.11	2.60	2.71	(0.24)	$13.43	25.20%	1.61%	1.61%	0.89%	0.89%	253%	$19
R6 Class
2018(3)	$20.41	(0.03)	4.21	4.18	—	$24.59	20.53%	0.68%(4)	0.76%(4)	(0.32)%(4)	(0.40)%(4)	2%	$37
2017(6)	$16.58	(0.04)	3.89	3.85	(0.02)	$20.41	23.25%	0.67%(4)	0.75%(4)	(0.34)%(4)	(0.42)%(4)	21%(7)	$31

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

(6)	December 1, 2016 (commencement of sale) through July 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2017.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on October 18, 2017, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect four directors to the Board of Directors of American Century Growth Funds, Inc.:

	Affirmative	Withhold
Thomas W. Bunn	$91,289,412	$1,678,991
Barry Fink	$91,251,000	$1,717,403
Jan M. Lewis	$91,297,912	$1,670,491
Stephen E. Yates	$91,202,473	$1,765,930
The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Andrea C. Hall, James A. Olson, M. Jeannine Strandjord, and John R. Whitten.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91636 1803

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2018